Liquidity (Details Narrative) - USD ($)	Feb. 11, 2021	Jan. 14, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated deficit			$ (15,010,268)	$ (11,759,557)	$ (4,894,881)
Working capital			$ 22,797,501	$ 1,597,920
Common Stock [Member] | Offering [Member]
Stock issued during period, shares, new issues	3,007,026	2,221,458
Warrants exercise price		$ 4.50
Proceeds from warrants	$ 12,800,000	$ 10,000,000
Proceeds from offering cost	$ 11,624,401	$ 8,806,087